Summary of Significant Accounting Policies (Details - Stock-based compensation) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interim Period, Costs Not Allocable [Line Items]
Stock-based compensation	$ 19,140,175	$ 3,057,999
Management Compensation [Member]
Interim Period, Costs Not Allocable [Line Items]
Stock-based compensation	7,779,159	0
Professional Fees [Member]
Interim Period, Costs Not Allocable [Line Items]
Stock-based compensation	578,227	2,049,999
Professional Fees Related Party [Member]
Interim Period, Costs Not Allocable [Line Items]
Stock-based compensation	2,103,600	348,000
Advertising And Marketing [Member]
Interim Period, Costs Not Allocable [Line Items]
Stock-based compensation	0	660,000
Financing Expense [Member]
Interim Period, Costs Not Allocable [Line Items]
Stock-based compensation	6,167,334	0
Financing Expense Related Party [Member]
Interim Period, Costs Not Allocable [Line Items]
Stock-based compensation	$ 2,511,855	$ 0